Strategic Investments and Fair Value of Financial Instruments (Details 1) (Cash Converters International Limited [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Converters International Limited [Member]
Summary of financial information for Cash Converters International Limited
Current assets	$ 119,633	$ 96,489
Non-current assets	126,811	72,408
Total assets	246,444	168,897
Current liabilities	38,235	19,179
Non-current liabilities	22,528	10,199
Shareholders' equity	185,681	139,519
Total liabilities and shareholders' equity	246,444	168,897
Gross revenues	184,011	111,218
Gross profit	138,997	84,296
Profit for the year (net income)	$ 27,328	$ 19,122